Note 14 - Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Statutory federal income tax (benefit)			$ (955,000)	$ (525,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			31.55%	34.00%
Valuation allowance			$ (5,156,000)	$ 488,000
Valuation allowance			170.10%	(31.60%)
Effect of reduced corporate tax rates			$ 6,207,000
Effect of reduced corporate tax rates			(205.30%)
State income tax, net of federal benefit			$ (177,000)	$ (90,000)
State income tax, net of federal benefit			5.90%	5.80%
Net operating loss expiration				$ 86,000
Net operating loss expiration				(5.60%)
Non-tax deductible expenses			$ 46,000	$ 77,000
Non-tax deductible expenses			(1.50%)	(5.00%)
Tax credits			$ (4,000)	$ (40,000)
Tax credits			0.10%	2.60%
Liability for uncertain tax positions				$ 14,000
Liability for uncertain tax positions				(0.90%)
Other			$ 41,000	$ (8,000)
Other			(0.90%)	0.50%
Income Tax Expense (Benefit), Total	$ 62,000	$ 0	$ 2,000	$ 2,000
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%		(0.20%)